Contingencies and restrictions - Lawsuits and Other Relevant Events (Details) $ in Thousands, د.إ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Jan. 21, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 06, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 employee	Dec. 14, 2023 USD ($)	May 31, 2023 AED (د.إ) employee company	Mar. 31, 2023 USD ($)	Jan. 31, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Number of employees | employee	8,344					7,682
Soquimich Comercial S.A.
Disclosure of contingent liabilities [line items]
Lawsuits, damages owed value	$ 1,050
Lawsuit fifteen
Disclosure of contingent liabilities [line items]
Lawsuits, nominal value	$ 542
Chilena Consolidada Seguros
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets							$ 32,200
Transportes Buen Destino Case | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable				$ 80						$ 3,000
Trujillo Montejano | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable									$ 330
Adfert Case | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable | د.إ								د.إ 73.5
Pena Labor Case | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Number of employees | employee								17
Number of companies | company								6
Pena Labor Case | Legal proceedings contingent liability | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable		$ 358
Pallauta, Gonzalez and Flores Et Al Labor Case | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable					$ 263
Cortes Et Al Labor Case | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable					$ 279
Xinyu Xinyihe New Material Technology Co. Case | Legal proceedings contingent liability | Sichuan Dixin New Energy Co., Ltd.
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable			$ 2,000